MONEY MARKET FUND Investment Objectives and Goals - MONEY MARKET FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.